5. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison claims (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Morrison Claims, Starting balance	[1]	$ 182,456
Scoping/Feasibility study
Impairment allowance-deferred E&E costs	[1]	0	$ 0	$ (25,004,416)
Morrison Claims, Ending balance	[1]	419,046	182,456
Morrison claims, Canada
Morrison Claims, Starting balance		182,456	0	24,880,659
Additions
Staking and recording		233,429	178,706	88,020
Environmental
Geological and geophysical		0	0	2,300
Exploration and Evaluation, Sub-contracts and labour		3,161	3,323	0
Exploration and Evaluation, Supplies and general		0	100	0
Exploration and Evaluation, Travel		0	327	0
Scoping/Feasibility study
Sub-contracts and labour		0	0	24,211
Sub-contracts and labour-related parties		0	0	4,500
Travel		0	0	4,726
Total Exploration and evaluation costs		236,590	182,456	123,757
Impairment allowance-deferred E&E costs		0	0	(25,004,416)
Morrison Claims, Ending balance		$ 419,046	$ 182,456	$ 0

[1]	Note 5Note 5